Pension And Postretirement Benefits (Schedule Of Pension Plan Assets By Category) (Details) - Pension Plan, Defined Benefit [Member] - USD ($) $ in Millions	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Defined Benefit Plan, Fair Value of Plan Assets	$ 2,316	$ 2,364	$ 2,275
Alternative Investments, Fair Value Disclosure	805	821
Sub-Total [Member]
Defined Benefit Plan, Fair Value of Plan Assets	1,533	1,561
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	738	738
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	750	790
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	45	33	$ 25
Other Items To Reconcile To Fair Value Of Plan Assets [Member]
Defined Benefit Plan, Fair Value of Plan Assets	(22)	(18)
Hedge Funds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	39	30
Alternative Investments, Fair Value Disclosure	175	151
Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	39	30
Real Estate [Member]
Defined Benefit Plan, Fair Value of Plan Assets	14	8
Real Estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	8	5
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	6	3
Municipal Bonds [Member]
Defined Benefit Plan, Fair Value of Plan Assets	68	84
Municipal Bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	68	84
Short-term Investments [Member]
Defined Benefit Plan, Fair Value of Plan Assets	32	23
Alternative Investments, Fair Value Disclosure	28	37
Short-term Investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	32	23
Equity Funds [Member]
Alternative Investments, Fair Value Disclosure	375	393
Fixed Income Funds [Member]
Alternative Investments, Fair Value Disclosure	31	36
Blended Funds [Member]
Alternative Investments, Fair Value Disclosure	79	95
Asset-backed Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	9	13
Asset-backed Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	9	13
Derivative Financial Instruments, Assets [Member]
Defined Benefit Plan, Fair Value of Plan Assets	5	8
Derivative Financial Instruments, Assets [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	5	8
Derivative Financial Instruments, Liabilities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	(6)	(6)
Derivative Financial Instruments, Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	(6)	(6)
UNITED STATES | Equity [Member]
Defined Benefit Plan, Fair Value of Plan Assets	386	378
UNITED STATES | Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	386	378
UNITED STATES | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	494	469
UNITED STATES | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	494	469
UNITED STATES | US Treasury and Government [Member]
Defined Benefit Plan, Fair Value of Plan Assets	42	62
UNITED STATES | US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	42	62
Non-U.S. [Member] | Equity [Member]
Defined Benefit Plan, Fair Value of Plan Assets	312	332
Non-U.S. [Member] | Equity [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	312	332
Non-U.S. [Member] | Corporate Debt Securities [Member]
Defined Benefit Plan, Fair Value of Plan Assets	102	114
Non-U.S. [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	102	114
Non-U.S. [Member] | US Treasury and Government [Member]
Defined Benefit Plan, Fair Value of Plan Assets	36	46
Non-U.S. [Member] | US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Fair Value of Plan Assets	$ 36	$ 46